EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2013-A
Monthly Servicer's Statement
for the month ended October 31, 2014
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	36.55%
From	01-Oct-14	15-Oct-14	17-Nov-14	Floating Allocation Percentage at Month-End	80.77%
To	31-Oct-14	17-Nov-14
Days	33

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2013-A balances were:		Payment Date	Period	Period
		2/15/2016	8/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$242,200,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,242,200,000.00

Required Participation Amount	$1,242,200,000.00		Accumulation Account
Excess Receivables	$337,401,883.66		Beginning	-
			Payout	-
Total Collateral	$1,579,601,883.66		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	157.96%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	33
	Total Pool		LIBOR	0.153300%
Beginning Gross Principal Pool Balance	$4,730,845,874.04		Applicable Margin	0.300000%
Total Principal Collections	$(1,832,098,435.49)			0.453300%
Investment in New Receivables	$2,022,584,941.76
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(44,772,715.56)		Interest	415,525.00	0.42
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00				0.42
Less Net CMA Offset	$(550,303,094.83)
Less Servicing Adjustment	$(4,403,311.16)		Total Due Investors	415,525.00	0.453300%
Ending Balance	$4,321,853,258.76		Servicing Fee	$1,035,166.67
			Excess Cash Flow	1,314,307.68
SAP for Next Period	36.55%

Average Receivable Balance	$4,264,963,086.46
Monthly Payment Rate	42.96%		Reserve Account

Interest Collections			Required Balance	$5,000,000.00
During the past collection period, the following activity occurred:			Current Balance	$5,000,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$9,366,703.30
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$9,366,703.30